UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY       11788

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/07

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2007

1-877-THE-GACF

(1-877-843-4223)

NASDAQ Ticker: GACFX

www.gamingandcasinofund.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

Dear Shareholders:

The Gaming and Casino Fund was launched with a March 31, 2006 inception date and has grown steadily since. Our first annual report is dated January 31, 2007, covering only our first 10 months of existence. It has been a very good 10 months though.

As of January 31, 2007, our Gaming and Casino Fund has out-performed the broad market Standard & Poor’s 500 Index for 6 months and since its inception date (10 months). Additional information is provided later in this report. I look forward to the Fund reaching its one-year anniversary so we can share information about its ranking against other funds.

During the Fund’s short 10 month lifespan, there have certainly been ups and downs. In the 2006 summer months, the overall market suffered and many gaming stocks were hit particularly hard. Gaming stocks sold off along with other consumer-discretionary stocks. Investors were consumed with gas price fears, real estate bubble fears, inflation fears, and slowing economy fears. In reality, these things don’t keep people away from the casinos and investor fears turned out to be just fears. Historically, gaming stocks have often performed much more like consumer staple stocks than consumer discretionary stocks. People seem to keep gambling no matter what is going on with the economy, stock prices, interest rates, or real estate values. Of course, gaming stocks rebounded in a big way to close out 2006 as gaming revenues remained strong.

As you look at our fund holdings, I hope you’ll notice that some of the largest holdings aren’t the top performing gaming stocks of the past year. I think this bodes well for our future potential. Good companies that may be out of favor in the short run may be great buys at current prices and become top performers in the coming months or years. While the Gaming and Casino Fund is certainly a growth-oriented fund, I love to buy undervalued stocks that may have had ugly recent performance. On the other hand, we own a number of casino stocks that had tremendous gains in 2006. Many still have good potential in my opinion, based largely on their growth prospects in the Far East.

I remain very optimistic about gaming growth. New legislation under consideration may allow or expand gaming in a number of U.S. states. Casino operators and gaming manufacturers based in the U.S. are also expanding rapidly as gaming grows in new markets worldwide. Stocks that we own have exciting new projects in Singapore and Macau; as well as Las Vegas, Pennsylvania, the gulf coast and many other locations around the U.S. and around the world. Always remember that new casino construction leads to new business for gaming manufacturers as well. Regardless of the overall market, I remain confident in the long-term growth opportunities that gaming and casino-related stocks can provide.

Please remember that detailed fund information including holdings and performance is always available at www.gamingandcasinofund.com or www.gacfx.com.

For those fund shareholders who invest directly with the Fund, rather than through a brokerage firm, I hope you've taken advantage of our online account access. The website also offers options to conveniently invest directly from your bank account whenever you wish. Please call our shareholder service department at 877-THE-GACF (877-843-4223) for assistance.

Thank you for your investment in the Gaming and Casino Fund.

Sincerely,

Dan Ahrens

Portfolio Manager

President, Ahrens Advisors, L.P.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.  The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic stock.  Information provided was obtained from a recognized statistical service and other sources believed to reliable.  An investor may not invest directly in an index.

Before investing you should carefully consider the Fund’s investment objectives, risks, fees and expenses. This and other information is contained in the prospectus, a copy of which is available at www.gamingandcasinofund.com or by calling 877-THE-GACF (877-843-4223). Read the prospectus carefully before investing. Because the fund focuses its investments in the gaming and casino industries, it may be subject to risks specific to that industry more than a fund that invests in a wide variety of industries.

The Gaming and Casino Fund is distributed by Aquarius Fund Distributors, LLC.   Member NASD/SIPC.

0329-AFD-4/5/2007

The Gaming and Casino Fund

PORTFOLIO REVIEW

January 31, 2007

The Fund’s performance figures* for the period ending January 31, 2007, compared to its benchmarks:

	Six Months	Inception** – January 31, 2007
Gaming and Casino Fund	21.53%	14.60%
Russell Midcap Growth Total Return	15.98%	6.57%
S&P 500 Index - Price Only	12.66%	11.08%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-843-4223.

** Inception date is March 31, 2006.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Casino Hotels	27.3%
Gaming Services	21.4%
Gambling (Non-Hotel) and Racetracks	14.5%
Entertainment Software	8.3%
Cruise Lines	5.1%
Beverages	3.5%
Internet	3.3%
Retail	1.2%
Distribution / Wholesale	1.2%
Computers	0.7%
Other, Cash & Cash Equivalents	13.5%
100.00%

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS
January 31, 2007
	Shares		Value
		COMMON STOCKS - 86.5%
		BEVERAGES - 3.5%
	500	Brown-Forman Corp., Class B	$ 32,795
	1,900	Constellation Brands, Inc., Class A *	47,006
	300	Fortune Brands, Inc.	25,116
			104,917

		CASINO HOTELS - 27.3%
	1,500	Boyd Gaming Corp.	71,355
	700	Gaylord Entertainment Co. *	38,682
	1,000	Harrah's Entertainment, Inc.	84,480
	1,000	Las Vegas Sands Corp. *	104,070
	8,000	Melco PBL Entertainment Macau Ltd. *	154,720
	1,600	MGM Mirage *	111,952
	1,400	Monarch Casino & Resort, Inc. *	35,182
	11,400	Nevada Gold & Casinos Inc. *	31,806
	1,000	Station Casinos, Inc.	83,200
	1,000	Wynn Resorts, Ltd.	111,740
			827,187

		COMPUTERS - 0.7%
	2,300	Transact Technologies, Inc. *	21,712

		CRUISE LINES - 5.1%
	1,500	Carnival Corp.	77,340
	1,700	Royal Caribbean Cruises, Ltd.	76,381
			153,721

		DISTRIBUTION / WHOLESALE - 1.2%
	1,000	Pool Corp.	36,600

		ENTERTAINMENT SOFTWARE - 8.3%
	4,000	Activision, Inc. *	68,120
	1,400	Electronic Arts, Inc. *	70,000
	1,300	THQ, Inc. *	39,390
	2,000	The9, Ltd. ADR *	73,700
			251,210

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007
	Shares		Value

		GAMBLING (NON-HOTEL) AND RACETRACKS - 14.5%
	6,500	Century Casinos, Inc. *	$ 69,875
	5,900	Empire Resorts, Inc. *	54,752
	4,000	Lakes Entertainment, Inc. *	34,240
	2,500	Penn National Gaming, Inc. *	109,550
	2,800	Pinnacle Entertainment, Inc. *	96,684
	21,200	Youbet.com, Inc. *	73,564
			438,665

		GAMING SERVICES - 21.4%
	2,000	Bally Technologies Inc. *	38,380
	2,600	FortuNet, Inc. *	20,826
	2,000	GameTech International, Inc. *	23,260
	2,500	Gaming Partners International Corp.	45,200
	3,700	International Game Technology	160,802
	6,400	Progressive Gaming International Corp. *	58,752
	2,500	Scientific Games Corp. *	77,600
	4,100	Shuffle Master, Inc. *	109,101
	17,000	VendingData Corp. *	34,000
	2,000	WMS Industries, Inc. *	79,320
			647,241

		INTERNET - 3.3%
	2,200	Cryptologic, Inc.	54,846
	2,200	Netease.com, Inc. ADR *	44,968
			99,814

		RETAIL - 1.2%
	700	GameStop Corp., Class A *	37,401

		TOTAL COMMON STOCKS (Cost $2,375,549)	2,618,468

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007
	Shares		Value
		SHORT-TERM INVESTMENTS - 13.6%
	412,907	Milestone Treasury Obligation Portfolio - Institutional Class
		to yield 5.09%, 2/1/07 (Cost $412,907)	$ 412,907

		TOTAL INVESTMENTS - 100.1% (Cost $2,788,456) (a)	$ 3,031,375
		OTHER ASSETS & LIABILITIES - (0.1)%	(2,713)
		NET ASSETS - 100.0%	$ 3,028,662

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,824,818 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 312,921
	Unrealized depreciation (106,364)
	Net unrealized appreciation $ 206,557

*	Non-Income producing security.
ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007

ASSETS
Investment securities:
At cost	$ 2,788,456
At value	$ 3,031,375
Receivable due from Advisor	23,149
Receivable for Fund shares sold	10,000
Dividends and interest receivable	1,036
Prepaid expenses & other assets	16,537
TOTAL ASSETS	3,082,097

LIABILITIES
Payable for investments purchased	30,254
Compliance officer fees payable	1,905
Administration fees payable	1,857
Custody fees payable	1,422
Transfer agent fees payable	149
Fund accounting fees payable	55
Accrued expenses and other liabilities	17,793
TOTAL LIABILITIES	53,435
NET ASSETS	$ 3,028,662

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 2,821,796
Accumulated net realized loss from security transactions	(36,053)
Net unrealized appreciation of investments	242,919
NET ASSETS	$ 3,028,662

Shares of beneficial interest	264,263

Net asset value and redemption price per share (a)	$ 11.46

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2007 (a)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $76)	$ 9,467
Interest	5,128
TOTAL INVESTMENT INCOME	14,595

EXPENSES
Professional fees	31,250
Administrative services fees	26,408
Transfer agent fees	16,620
Accounting services fees	13,055
Printing and postage expenses	12,500
Registration fees	12,000
Investment advisory fees	10,796
Compliance officer fees	10,000
Insurance expense	5,000
Trustees fees and expenses	3,799
Custodian fees	3,749
Other expenses	2,181
TOTAL EXPENSES	147,358

Fees waived/reimbursed by the Advisor	(126,912)

NET EXPENSES	20,446
NET INVESTMENT LOSS	(5,851)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(30,202)
Net change in unrealized appreciation of investments	242,919
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	212,717

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 206,866

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
January 31,
2007 (a)
FROM OPERATIONS
Net investment loss	$ (5,851)
Net realized loss from security transactions	(30,202)
Net change in unrealized appreciation of investments	242,919
Net increase in net assets resulting from operations	206,866

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,459,682
Payments for shares redeemed	(638,986)
Redemption fee proceeds	1,100
Net increase in net assets from shares of beneficial interest	2,821,796

TOTAL INCREASE IN NET ASSETS	3,028,662

NET ASSETS
Beginning of Period	-
End of Period	$ 3,028,662

SHARE ACTIVITY
Shares Sold	328,916
Shares Redeemed	(64,653)
Net increase in shares of beneficial interest outstanding	264,263

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period
	Ended
	January 31,
	2007 (1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment loss	(0.02)
Net realized and unrealized
gain on investments	1.48
Total from investment operations	1.46

Paid-in-Capital From
Redemption Fees	0.00	(4)

Net asset value, end of period	$ 11.46

Total return (2)(6)	14.60%

Net assets, at end of period (000s)	$ 3,029

Ratio of gross expenses to average
net assets (3)	12.28%	(5)
Ratio of net expenses to average
net assets	1.70%	(5)
Ratio of net investment income (loss)
to average net assets	(0.49%)	(5)

Portfolio Turnover Rate	83%	(6)

(1) The Gaming and Casino Fund commenced operations on March 31, 2006.
(2) Total returns shown exclude the effect of applicable redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor
(4) Amount represents less than $0.01 per share.
(5) Annualized
(6) Not annualized

See accompanying notes to financial statements.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007

1.

ORGANIZATION

The Gaming and Casino Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks long-term growth of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.    If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the Board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.   On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,594,907 and $1,189,156, respectively.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ahrens Advisors, L.P serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with nay merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% per annum of the Fund’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. As of January 31, 2007, the Advisor has waived expenses in the amount of $10,796 and reimbursed expenses in the amount of $116,116; totaling $126,912 of expenses that may be recovered.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* These fees may be subject to certain discounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints.* The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended January 31, 2007 was $905.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $10,000 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2007, GemCom collected amounts totaling $5,000 for EDGAR and printing services performed.

1.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2007, the Fund assessed $1,100 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions of ordinary income or long-term gains made to shareholders during the period ended January 31, 2007.

As of January 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Accumulated	Unrealized	Total
Ordinary	Long-Term	Accumulated	Capital &	Appreciation/	Accumulated
Income	Gains	Earnings	Other Losses	(Depreciation)	Earnings/(Deficits)
$ 309	$ -	$ 309	$ -	$ 206,557	$ 206,866

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences resulted in reclassification for the period ended January 31, 2007 as follows: an increase in accumulated net realized loss of $5,851 and a decrease in accumulated net investment loss of $5,851.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

7.   SUBSEQUENT EVENT (UNAUDITED)

At a Special Meeting of Shareholders of The Fund, held at the offices of GFS, 450 Wireless Boulevard, Hauppauge, NY 11788, on Friday, March 23, 2007, shareholders of record at the close of business on January 12, 2007 voted to approve the following proposals [discussed in detail in the pages that follow]:

Proposal 1: Approval of New Advisory Contract with Ladenburg Thalmann Asset Management Inc.

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

    119,754

              2,819

Proposal 2: Approval of New Sub-Advisory Contract between Ladenburg Thalmann Asset Management Inc. and Ahrens Advisors LP

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

                       119,754

  2,819

Proposal 3: Approval of a New 12b-1 Plan

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

               104,511

              34,274

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Gaming and Casino Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of The Gaming and Casino Fund, a series of The Northern Lights Fund Trust (the “Trust”), as of January 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 31, 2006 (commencement of operations) to January 31, 2007.   These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The Gaming and Casino Fund as of January 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 to January 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER, LLP

Philadelphia, Pennsylvania

March 23, 2007

The Gaming and Casino Fund

EXPENSE EXAMPLES

January 31, 2007 (Unaudited)

As a shareholder of the Gaming and Casino Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gaming and Casino Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 through January 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gaming and Casino Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07*	Expense Ratio During Period ** 8/1/06 – 1/31/07
Actual	$1,000.00	$1,215.30	$9.49	1.70%

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07*	Expense Ratio During Period ** 8/1/06 – 1/31/07
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

The Gaming and Casino Fund

SUPPLEMENTAL INFORMATION

January 31, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING ADVISORY AGREEMENT(S)

In connection with a special Board meeting held on March 6, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Ahrens Advisors, L.P. (the “Adviser”), on behalf of The Gaming & Casino Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of the Adviser; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategies and objective.  The Board noted that the Fund will normally invest at least 80% of its total assets in equity securities issued by gaming and casino companies.  The Board also noted the Adviser’s extensive expertise in the gaming and casino industries and its frequent exposure in the press and other media outlets.

The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 0.90% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders. The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 1.70% of the average daily net assets of the Fund, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability.  The Board, including the Independent Trustees, considered the level of the Advisor’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board, including the Independent Trustees, concluded that the cost allocation methodology employed by the Advisor has a reasonable basis and is appropriate in light of all surrounding circumstances.  The Board also considered the profits realized by the Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

In connection with a regular Board meeting held on December 18, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Ladenburg Thalmann Asset Management Inc. (“LTAM” or the “Adviser”), on behalf of The Gaming and Casino Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of LTAM; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board examined the nature, extent and quality of the services to be provided by LTAM to the Fund.  The Board evaluated LTAM’s investment management experience, noting particularly the experience of LTAM’s key personnel, and LTAM’s management resources and financial strength.  The Board reviewed LTAM’s experience in managing separate accounts and pooled investment vehicles. The Board noted that an affiliate of LTAM currently serves as manager to a registered mutual fund with over $30 million in assets under management.

  The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 0.90% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until May 31, 2008, to ensure that Net Annual Fund Operating Expenses will not exceed 1.70% of the average daily net assets of the Fund’s Shares and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability. The Board, including the Independent Trustees, considered the level of the Adviser’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all surrounding circumstances. The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.  The Board noted that because of the Fund’s expense limitation agreement, at its current asset levels, the Adviser is still in fee waivers and reimbursements.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.  In particular, the Board noted that the Adviser is affiliated with the Fund’s distributor and discussed fees paid to the Distributor.

Conclusion. The Board, having requested and received such information from LTAM as the Board believed to be reasonably necessary to evaluate the terms of the Proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and unanimously approved the Proposed Advisory Agreement.

Approval of the Sub-Advisory Agreement

In connection with a regular Board meeting held on December 18, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Sub-Advisory Agreement (the “Agreement”) between the Trust and Ahrens Advisors L.P. (“Ahrens” or the “Sub-Adviser”), on behalf of The Gaming and Casino Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by Ahrens; the historic investment performance of the Sub-Adviser; the cost of services to be provided and the profits to be realized by Ahrens and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board examined the nature, extent and quality of the services provided by Ahrens to the Fund.  The Board discussed the experience of Ahrens and the firm’s expertise in the area of gaming and casino investments.  The Board also noted the terms of the Proposed Sub-Advisory Agreement and the responsibilities of Ahrens, including the responsibility to manage the investment operations and composition of the Fund’s portfolio in accordance with its investment objective and strategies as stated in the Trust’s Prospectus and Statement of Additional Information, as from time to time in effect.  The Board also considered that LTAM, in its capacity as Adviser of the Fund, would oversee the investment sub-advisory services performed by Ahrens, and is ultimately responsible for providing portfolio management services to the Fund.  It was the consensus of the Trustees that, in light of Ahrens’ limited financial resources, the additional resources of LTAM were important to the Fund’s continued operations.  With respect to the Fund, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by Ahrens under the current investment management agreement, and determined there was a reasonable basis to conclude that Ahrens would provide satisfactory services to the Fund on a sub-advisory basis.

  The Board received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Sub-Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Sub-Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Sub-Adviser and its affiliates.

Additional information was furnished by the Sub-Adviser including, among other items, information on and analysis of (a) the overall organization of the Sub-Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Fund would not compensate Ahrens for sub-advisory services, but rather LTAM would compensate Ahrens out of the management fee received from the Fund.  The Board also noted that, to the extent LTAM waives a portion or its entire management fee from the Fund in accordance with the Expense Limitation Agreement between LTAM and the Trust, on behalf of the Fund, Ahrens would waive an equal portion of its sub-advisory fee.

In considering the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Sub-Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.  The Board reviewed the contractual arrangements by which the Adviser and Sub-Adviser have agreed to reduce fees and/or absorb expenses of the Fund, at least until May 31, 2008, to ensure that Net Annual Fund Operating Expenses will not exceed 1.70% of the average daily net assets of the Fund’s Shares and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability. The Board, including the Independent Trustees, considered the level of the Sub-Adviser’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board concluded that the cost allocation methodology employed by the Sub-Adviser has a reasonable basis and is appropriate in light of all surrounding circumstances. The Board, including the Independent Trustees, considered the profits to be realized by the Sub-Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.  The Board noted that because of the Fund’s expense limitation agreement, at its current asset levels, the Adviser and Sub-Adviser are still in fee waivers and reimbursements.

Other Benefits to the Sub-Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Sub-Adviser, the allocation of fund brokerage to any brokers affiliated with the Sub-Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Sub-Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Sub-Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Sub-Adviser and any affiliates by virtue of their relationship with the Fund.

 Conclusion. The Board, having requested and received such information from Ahrens as the Board believed to be reasonably necessary to evaluate the terms of the Proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and unanimously approved the Proposed Sub-Advisory Agreement.

The Gaming and Casino Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (1945) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9

Anthony J. Hertl (1950)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust;  Northern Lights Variable Trust.

9
Gary Lanzen (1954) Trustee President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9
Interested Trustees and Officers
Michael Miola** (1952) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9

The Gaming and Casino Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2007 (Unaudited)

Interested Trustees and Officers (continued)
Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
Andrew Rogers (1969) 450 Wireless Blvd.; Hauppauge, NY 11788 President since June 2006 President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC.(since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001)	9
Michael Wagner (1950) 450 Wireless Blvd.; Hauppauge, NY 11788 Chief Compliance Officer since June 2006 President of Fund Compliance Services, LLC (2006 – present); Senior Vice President of Fund Compliance Services, LLC (2004 – 2006); Vice President of GemCom, LLC (2004 – present); President of Gemini Fund Services, LLC (2003 – 2006); Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- present).	9
Emile R. Molineaux (1962) 450 Wireless Blvd.; Hauppauge, NY 11788 Secretary since 2005 General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)	9
Kevin E. Wolf (1969) 450 Wireless Blvd.; Hauppauge, NY 11788 Treasurer since June 2006 Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).	9

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-843-4223.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-843-4223 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-843-4223.

INVESTMENT ADVISOR

Ahrens Advisors, L.P.

1920 Abrams Parkway #373

Dallas, Texas 75214

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $10,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

At a Special Meeting of Shareholders of The Fund, held at the offices of GFS, 450 Wireless Boulevard, Hauppauge, NY 11788, on Friday, March 23, 2007, shareholders of record at the close of business on January 12, 2007 voted to approve the following proposals [discussed in detail in the pages that follow]:

Proposal 1: Approval of New Advisory Contract with Ladenburg Thalmann Asset Management Inc.

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

    119,754

                2,819

Proposal 2: Approval of New Sub-Advisory Contract between Ladenburg Thalmann Asset Management Inc. and Ahrens Advisors LP

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

                           119,754

2,819

Proposal 3: Approval of a New 12b-1 Plan

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

                 104,511

              34,274

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By /s/ Andrew B. Rogers

     Andrew B. Rogers, President

Date

4/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/10/07

By   /s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/10/07